INVESTMENTS - Homeinns and BTG (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
INVESTMENTS
Carrying value under equity investments	¥ 29,730	¥ 33,674
BTG
INVESTMENTS
Equity method investment, ownership interest (as a percent)			22.00%
Carrying value under equity investments	¥ 2,700	¥ 2,800